Interest-Bearing Bank and Other Borrowings - Schedule of Interest-Bearing Bank and Other Borrowings (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Current borrowings		¥ 1,222,481	¥ 779,062	$ 174,812
Non-current borrowings		757,238	889,435	108,284
Total borrowings		¥ 1,979,719	¥ 1,668,497	283,096
Short-Term Borrowing [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		2.11-2.50 or 1 year LPR-0.60 to 0.89	2.60-2.70 or 1 year LPR-0.30 to 0.75
Maturity		2026	2025
Current borrowings		¥ 1,040,000	¥ 290,000	148,718
Short-Term Borrowing [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Short-Term Borrowing [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Current Portion of Long-Term Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		2.80	1 year LPR-0.15 to 0.65 or 1 year LPR+0.65 to 0.85
Maturity		2026	2025
Current borrowings		¥ 2,500	¥ 213,170	358
Current Portion of Long-Term Bank Loans – Unsecured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Current Portion of Long-Term Bank Loans – Unsecured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Current Portion of Long-Term Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		1 year LPR-0.45 to 0.75	2.80 - 4.55
Maturity		2026	2025
Current borrowings		¥ 156,200	¥ 255,000	22,336
Current Portion of Long-Term Bank Loans – Unsecured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Current Portion of Long-Term Bank Loans – Unsecured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Current Portion of Long-Term Bank Loans – Secured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)	[1]	5 year LPR-0.85	5 year LPR-0.85
Maturity	[1]	2026	2025
Current borrowings	[1]	¥ 16,498	¥ 11,453	2,359
Current Portion of Long-Term Bank Loans – Secured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]
Current Portion of Long-Term Bank Loans – Secured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]
Lease Liabilities, Current [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		4.00 - 4.35	4.00 - 4.35
Maturity		2026	2025
Current borrowings		¥ 7,283	¥ 9,439	1,041
Lease Liabilities, Current [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Lease Liabilities, Current [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity
Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		1 year LPR-0.45 to 0.75	1 year LPR-0.45 to 0.65 or 1 year LPR+0.70 to 0.85
Maturity
Non-current borrowings		¥ 114,900	¥ 203,100	16,431
Bank Loans – Unsecured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2027	2026
Bank Loans – Unsecured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2028	2028
Bank Loans – Unsecured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		2.80	2.80-4.50
Maturity		2027
Non-current borrowings		¥ 43,750	¥ 77,250	6,256
Bank Loans – Unsecured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity			2026
Bank Loans – Unsecured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity			2027
Bank Loans – Secured [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)	[1]	5 year LPR-0.85	5 year LPR-0.85
Maturity	[1]
Non-current borrowings	[1]	¥ 583,675	¥ 588,292	83,464
Bank Loans – Secured [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]	2027	2026
Bank Loans – Secured [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity	[1]	2038	2038
Lease Liabilities, Non-current [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Effective interest rate per annum (%)		4.00 - 4.35	4.00 - 4.35
Maturity
Non-current borrowings		¥ 14,913	¥ 20,793	$ 2,133
Lease Liabilities, Non-current [Member] | Bottom of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2027	2026
Lease Liabilities, Non-current [Member] | Top of Range [Member]
Schedule of Interest-Bearing Bank and Other Borrowings [Line Items]
Maturity		2028	2028

[1]	The bank loans amounting to RMB600,173 (US$85,823) as at December 31, 2025 were secured by the pledge of the Group’s buildings with a net carrying amount of RMB676,985 (US$96,808) and right-of-use assets with a net carrying amount of RMB25,338 (US$3,623) as at December 31, 2025. Such loans were also guaranteed by two of the Group’s subsidiaries.